Organization and Background	6 Months Ended
Jun. 30, 2021
Rockley Photonics Holdings Limited
Organization and Background
1.	Organization and Background
Rockley Photonics Holdings Limited (“HoldCo”, “we”, “us”, or “our”) was incorporated in the Cayman Islands with limited liability on March 11, 2021.
As more fully described below, on August 11, 2021, HoldCo completed a merger with SC Health Corporation and Rockley Photonics Limited (“Rockley”), with Rockley surviving the merger as a wholly-owned subsidiary of HoldCo (the “Business Combination”). Immediately following the completion of the Business Combination and the related organizational transactions on August 11, 2021, HoldCo received $168.0 million in gross proceeds. Rockley will operate, conduct and control all of the business and affairs of HoldCo.
SC Health and the shareholders of Rockley hold approximately 1.4% and 82.4% ownership interest in Rockley Photonics Holdings Limited, respectively.
Basis of Presentation
Our balance sheets have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). Statements of income, shareholders’ equity and cash flows have not been presented because, as of March 11, 2021 and through to June 30, 2021, we have not engaged in any business or other activities except in connection with our formation.